Property, Plant And Equipment, Net - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 159,001	$ 224,199	$ 254,627
Percentage of depreciation expense recorded in cost of goods sold	97.98%	95.33%	96.09%
Change in estimate, reduction in loss from operations	9,104
Change in estimate, reduction in loss from operations, reduction in net loss	9,104
Change in estimate, reduction in loss from operations, reduction in basic and diluted loss per shares	$ 0.05
Temporarily idled property, plant and equipment
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 110,336	$ 150,588	$ 139,050
Mahong polysilicon plant | Before Extension
Property, Plant and Equipment [Line Items]
Original useful life	10 years
Mahong polysilicon plant | After Extension
Property, Plant and Equipment [Line Items]
Original useful life	15 years